SHARE-BASED PAYMENTS - Expenses Recognized in Profit or Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SHARE-BASED PAYMENTS
Expenses recognized in profit or loss	$ 665	$ 1,647	$ 5,675
Unrecognized compensation expenses	$ 200